Income taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income taxes

Note 9	Income taxes
The following table shows the significant components of income taxes deducted from net earnings.

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Current taxes
Current taxes	(775)	(758)
Uncertain tax positions	8	(9)
Change in estimate relating to prior periods	12	40
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(352)	(71)
Change in estimate relating to prior periods	8	11
Recognition and utilization of loss carryforwards	44	(304)
Effect of change in provincial corporate tax rate	—	(3)
Resolution of uncertain tax positions	60	25
Total income taxes	(995)	(1,069)

The following table reconciles the amount of reported income taxes in the income statements with income taxes calculated at a statutory income tax rate of 27.0% and 27.1% for 2018 and 2017, respectively.

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Net earnings	2,973	3,050
Add back income taxes	995	1,069
Earnings before income taxes	3,968	4,119
Applicable statutory tax rate	27.0%	27.1%
Income taxes computed at applicable statutory rates	(1,071)	(1,116)
Non-taxable portion of losses on investments	(9)	(1)
Uncertain tax positions	68	16
Effect of change in provincial corporate tax rate	—	(3)
Change in estimate relating to prior periods	20	51
Non-taxable portion of equity losses	(10)	(10)
Other	7	(6)
Total income taxes	(995)	(1,069)
Average effective tax rate	25.1%	25.9%

The following table shows aggregate current and deferred taxes relating to items recognized outside the income statements.

FOR THE YEAR ENDED DECEMBER 31	2018		2017
	OTHER COMPREHENSIVE INCOME	DEFICIT	OTHER COMPREHENSIVE LOSS	DEFICIT
Current taxes	41	5	10	9
Deferred taxes	(104)	(11)	103	2
Total income taxes (expense) recovery	(63)	(6)	113	11

The following table shows deferred taxes resulting from temporary differences between the carrying amounts of assets and liabilities recognized in the statements of financial position and their corresponding tax basis, as well as tax loss carryforwards.

NET DEFERRED TAX LIABILITY	NOTE	NON- CAPITAL LOSS CARRY- FORWARDS	POST EMPLOYMENT BENEFIT PLANS	INDEFINITE- LIFE INTANGIBLE ASSETS	PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS	INVESTMENT TAX CREDITS	CRTC TANGIBLE BENEFITS	OTHER	TOTAL
January 1, 2017		21	454	(1,680)	(1,198)	(9)	44	(128)	(2,496)
Income statement		(304)	(31)	(8)	10	7	(14)	(2)	(342)
Business acquisitions	3	300	(11)	(73)	(209)	(5)	—	10	12
Other comprehensive income		—	82	—	—	—	—	21	103
Deficit		—	—	—	—	—	—	2	2
Other		—	—	—	(3)	—	—	(2)	(5)
December 31, 2017		17	494	(1,761)	(1,400)	(7)	30	(99)	(2,726)
Income statement		109	(14)	(2)	(248)	3	(14)	(74)	(240)
Business acquisitions		3	—	—	(16)	—	—	1	(12)
Other comprehensive income		—	(65)	—	—	—	—	(39)	(104)
Deficit		—	—	—	—	—	—	(11)	(11)
Other		—	—	—	15	—	—	27	42
December 31, 2018		129	415	(1,763)	(1,649)	(4)	16	(195)	(3,051)

At December 31, 2018, BCE had $645 million of non-capital loss carryforwards. We:

•	recognized a deferred tax asset of $129 million for $478 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2024 to 2038.

•	did not recognize a deferred tax asset for $167 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2023 to 2038.
At December 31, 2018, BCE had $806 million of unrecognized capital loss carryforwards which can be carried forward indefinitely.
At December 31, 2017, BCE had $208 million of non-capital loss carryforwards. We:

•	recognized a deferred tax asset of $17 million for $64 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2029 to 2037.

•	did not recognize a deferred tax asset for $144 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2023 to 2037.
At December 31, 2017, BCE had $827 million of unrecognized capital loss carryforwards which can be carried forward indefinitely.